Real Estate Owned	12 Months Ended
Dec. 31, 2010
Real Estate Owned [Abstract]
REAL ESTATE OWNED
3. REAL ESTATE OWNED
Real estate assets owned by the Company consist of income producing operating properties, properties under development, land held for future development and properties deemed as held for sale. As of December 31, 2010, the Company owned and consolidated 172 communities in 10 states and the District of Columbia totaling 48,553 apartment homes. The following table summarizes the carrying amounts for our real estate owned (at cost) as of December 31, 2010 and December 31, 2009 (dollar amounts in thousands):

	December 31,
	2010	2009

Land	$1,693,775	$1,533,096
Depreciable property — held and used:
Building and improvements	4,499,920	3,908,055
Furniture, fixtures and equipment	297,096	242,525
Under development:
Land	62,410	65,525
Construction in progress	35,502	254,232
Held for disposition:
Land	89,932	102,305
Building and improvements	196,494	203,199
Furniture, fixtures and equipment	6,218	6,110

Real estate owned	6,881,347	6,315,047
Accumulated depreciation	(1,638,326)	(1,351,293)

Real estate owned, net	$5,243,021	$4,963,754

The following table summarizes UDR’s real estate community acquisitions for the year ended December 31, 2010 (dollar amounts in thousands):

			Apartment	Purchase
Property Name	Market	Acquisition Date	Homes	Price (a)

1818 Platinum Triangle	Orange County, CA	August 2010	265	$70,500
Domain Brewers Hill	Baltimore, MD	August 2010	180	46,000
Garrison Square	Boston, MA	September 2010	160	98,000
Marina Pointe	Los Angeles, CA	September 2010	583	157,500
Ridge at Blue Hills	Boston, MA	September 2010	186	40,000

			1,374	$412,000

(a)	The purchase price is the contractual amount paid by UDR to the third party and does not include any costs that the Company incurred in the pursuit of the property.
The $412 million purchase price, which includes assumed debt with a fair value of $93.3 million, was allocated $81.1 million to land; $317.7 million to building and improvements; $3.1 million to furniture, fixtures, and equipment; and $10.1 million to intangible assets.
During the year ended December 31, 2010, the Company also acquired land located in San Francisco, California with a purchase price of $23.6 million.
The Company incurred $2.9 million and $0 of acquisition-related costs during the years ended 2010 and 2009, respectively. These expenses are classified on the Consolidated Statements of Operations in the line item entitled “General and administrative.”
During the year ended December 31, 2009, the Company acquired one community with 289 apartment homes in Dallas, Texas. The purchase related to an agreement previously entered into by UDR, which contains provisions that will require the Company and the builder to jointly agree upon the fair market value of each property at a later point in time (generally within two years of stabilization). A percentage of the increase in the fair market value over cost will then be paid to the developer, ranging from 50% to 70%, which is not included in the initial purchase price of $28.5 million nor is the contingent obligation accrued for by the Company.